CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Series B Preferred Stock USD ($)	Convertible Preferred Stock USD ($)	Convertible Notes USD ($)	Ascend USD ($)	Shanghai Kangshi USD ($)	Employees and Consultants USD ($)	Related Party, One USD ($)	Related Party, Three USD ($)	Business Acquisition Four USD ($)	MDCL USD ($)	iHealthStone USD ($)	Related Party, Four USD ($)	Related Party, Five USD ($)	Related Party, Six USD ($)	Ordinary shares Shares USD ($)	Ordinary shares Shares Convertible Preferred Stock USD ($)	Ordinary shares Shares Convertible Notes USD ($)	Ordinary shares Shares Ascend	Ordinary shares Shares Employees and Consultants USD ($)	Ordinary shares Shares MDCL	Series A convertible preference shares USD ($)	Series A convertible preference shares Convertible Preferred Stock USD ($)	Treasury shares USD ($)	Treasury shares Jiefeng USD ($)	Treasury shares Kebao USD ($)	Shares to be issued USD ($)	Shares to be issued Shanghai Kangshi USD ($)	Shares to be issued Employees and Consultants USD ($)	Shares to be issued Jiefeng USD ($)	Shares to be issued Kebao USD ($)	Shares to be issued MDCL USD ($)	Additional paid-in capital USD ($)	Additional paid-in capital Convertible Preferred Stock USD ($)	Additional paid-in capital Convertible Notes USD ($)	Additional paid-in capital Ascend USD ($)	Additional paid-in capital Employees and Consultants USD ($)	Additional paid-in capital Jiefeng USD ($)	Additional paid-in capital Kebao USD ($)	Additional paid-in capital MDCL USD ($)	Statutory reserves USD ($)	Retained earnings (Accumulated deficit) USD ($)	Retained earnings (Accumulated deficit) Series B Preferred Stock USD ($)	Accu- mulated other compre- hensive income USD ($)	Total iSoftStone Holdings Limited shareholders' equity USD ($)	Total iSoftStone Holdings Limited shareholders' equity Series B Preferred Stock USD ($)	Total iSoftStone Holdings Limited shareholders' equity Convertible Preferred Stock USD ($)	Total iSoftStone Holdings Limited shareholders' equity Convertible Notes USD ($)	Total iSoftStone Holdings Limited shareholders' equity Ascend USD ($)	Total iSoftStone Holdings Limited shareholders' equity Shanghai Kangshi USD ($)	Total iSoftStone Holdings Limited shareholders' equity Employees and Consultants USD ($)	Total iSoftStone Holdings Limited shareholders' equity MDCL USD ($)	Non controlling interest USD ($)	Non controlling interest Related Party, One USD ($)	Non controlling interest Related Party, Three USD ($)	Non controlling interest Business Acquisition Four USD ($)	Non controlling interest iHealthStone USD ($)	Non controlling interest Related Party, Four USD ($)	Non controlling interest Related Party, Five USD ($)	Non controlling interest Related Party, Six USD ($)
Beginning Balance at Dec. 31, 2009	$ 19,085															$ 13						$ 14,150					$ 179						$ 18,768								$ 4,133	$ (22,449)		$ 3,796	$ 18,590								$ 495
Beginning Balance (in shares) at Dec. 31, 2009																130,902,853						95,286,195
Accretion of series B convertible redeemable preference shares		(2,585)																																									(2,585)			(2,585)
Investment by a subsidiary in parent company	(2,000)																							(2,000)																					(2,000)
Issuance of ordinary shares in a share-based compensation arrangement(Notes 22) (in shares)																4,500,000
Issuance of ordinary shares in a share-based compensation arrangement(Notes 22)	2,706															1																	2,705												2,706
Vesting of nonvested shares (to be issued)																											51						(51)
Share-based compensation	4,745																																4,745												4,745
Reclassification to liability in connection with modification of certain nonvested shares	(40)																																(40)												(40)
Issuance of ordinary shares in connection with exercise of options (in shares)	80,000															80,000
Issuance of ordinary shares in connection with exercise of options	29																																29												29
Transfer of ordinary shares in connection with the employment of certain employees																								293			(75)						(218)
Conversion of convertible notes to ordinary shares (in shares)																	264,166,235	18,381,991					(95,286,195)
Conversion of convertible notes to ordinary shares			54,745	20,928													26	2					(14,150)											68,869	20,926												54,745	20,928
Sale of ordinary shares to a former employee(Note 22)	1,307																							464									843												1,307
Noncontrolling interest acquired										15																																														15
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of offering cost of $4,241 (in shares)																104,856,845
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of offering cost of $4,241	123,445															10																	123,435												123,445
Capital contribution from noncontrolling interest shareholder								586	242																																													586	242
Issuance of ordinary shares in connection with business acquisition (in shares)						970,215													823,846
Issuance of ordinary shares in connection with business acquisition					1,071																															1,071													1,071
Settlement of contingent consideration of acquisition of MDCL(Note 3) (in shares)																242,059
Settlement of contingent consideration of acquisition of MDCL(Note 3)	131																																131												131
Ordinary shares to be issued(Note 3)						1,262	154																					1,262	154																					1,262	154
Deconsolidation of Wuxi iCarnegie	67																																																				67
Provision for statutory reserves																																									1,570	(1,570)
Comprehensive income (loss):
Net (loss) income	(3,620)																																									(3,182)			(3,182)								(438)
Foreign currency translation adjustment	3,157																																											3,118	3,118								39
Ending Balance at Dec. 31, 2010	225,430															52								(1,243)			1,571						241,213								5,703	(29,786)		6,914	224,424								1,006
Ending Balance (in shares) at Dec. 31, 2010																523,953,829
Issuance of ordinary shares in a share-based compensation arrangement(Notes 22) (in shares)																665,999
Share-based compensation	9,322																																9,322												9,322
Issuance of ordinary shares in connection with exercise of options and vesting of share units (in shares)																12,178,146
Issuance of ordinary shares in connection with exercise of options and vesting of share units	4,248															1																	4,247												4,248
Issuance of ordinary shares in connection with exercise of options (in shares)	12,078,146
Issuance and transfer of ordinary shares in connection with business acquisition																										270					(80)								(190)
Conversion of convertible notes to ordinary shares (in shares)																20,406,720
Conversion of convertible notes to ordinary shares	27,237															2																	27,235												27,237
Noncontrolling interest acquired												(14)																																													(14)
Capital contribution from noncontrolling interest shareholder													46	350																																												46	350
Issuance of ordinary shares in connection with business acquisition (in shares)																					152,863
Issuance of ordinary shares in connection with business acquisition											68														200					(55)		(20)						(145)		88												68
Ordinary shares to be issued(Note 3) (in shares)																				324,849
Ordinary shares to be issued(Note 3)							211													1									(154)								364														211
Provision for statutory reserves																																									3,961	(3,961)
Comprehensive income (loss):
Net (loss) income	18,996																																									18,845			18,845								151
Foreign currency translation adjustment	8,865																																											8,805	8,805								60
Ending Balance at Dec. 31, 2011	294,759															56								(773)			1,262						282,134								9,664	(14,902)		15,719	293,160								1,599
Ending Balance (in shares) at Dec. 31, 2011																557,682,406
Share-based compensation	11,120																																11,120												11,120
Issuance of ordinary shares in connection with exercise of options and vesting of share units (in shares)																11,686,061
Issuance of ordinary shares in connection with exercise of options and vesting of share units	1,656															1																	1,655												1,656
Issuance of ordinary shares in connection with exercise of options (in shares)	4,882,420
Repurchase of ordinary shares (in shares)																(161,478)
Repurchase of ordinary shares
Noncontrolling interest acquired												38																																													38
Capital contribution from noncontrolling interest shareholder															1,279																																													1,279
Provision for statutory reserves																																									1,795	(1,795)
Comprehensive income (loss):
Net (loss) income	22,082																																									22,109			22,109								(27)
Foreign currency translation adjustment	2,050																																											2,028	2,028								22
Ending Balance at Dec. 31, 2012	$ 332,984															$ 57								$ (773)			$ 1,262						$ 294,909								$ 11,459	$ 5,412		$ 17,747	$ 330,073								$ 2,911
Ending Balance (in shares) at Dec. 31, 2012																569,206,989